Consolidated Condensed Interim Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Preferred stock, Shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, Par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock special voting shares issued	1	1	1
Common stock, Shares authorized	200,000,000	200,000,000	200,000,000
Common stock, Par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Shares issued	43,733,598	39,455,931	35,992,343
Series A Preferred Stock
Preferred Stock, Shares issued	278,530	278,530
Preferred stock, Shares outstanding	278,530	278,530